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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06590

Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Invesco Value Municipal Income Trust Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	MS-CE-VMINC-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–145.33% *

Alabama–2.03%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$3,600	$3,969,540
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	8,575	9,356,354
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	2,000	2,195,920
				15,521,814

Alaska–0.93%

Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(c)	5.25%	12/01/26	1,350	1,361,542
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	3,825	4,375,112
Alaska (State of) Industrial Development & Export Authority (Snettisham Hydroelectric); Series 1998, Power RB (INS-AMBAC) (a)(c)	5.00%	01/01/27	1,400	1,401,120
				7,137,774

Arizona–2.32%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (a)	5.00%	03/01/41	2,065	2,200,609
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	1,950	2,061,520
Arizona (State of);
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	1,995	2,155,179
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/27	1,605	1,726,290
Arizona State University (Research Infrastructure); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	2,000	2,080,940
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,054,900
Series 2010, RB	5.13%	05/15/40	1,000	1,048,820
Maricopa County Pollution Control Corp. (Arizona Public Service Co.—Palo Verde); Series 2009 A, Ref. PCR (d)	6.00%	05/01/14	550	573,358
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,665	2,810,136
Phoenix Civic Improvement Corp.; Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (a)	5.00%	07/01/27	1,000	1,042,650
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	1,040,070
				17,794,472

California–28.99%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	3,145	3,592,062
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/35	3,010	1,025,959
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/36	2,675	851,051
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(b)	4.50%	10/01/37	36,000	37,116,360
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	2,720	1,769,795
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	5,270	2,568,756
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	6,100	7,110,831
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (b)	5.00%	11/15/36	4,750	5,164,153
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2013 A, RB	5.00%	08/15/52	3,000	3,201,210

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (c)(f)	5.00%	07/01/30	$1,400	$1,440,614
Series 2012, Water Furnishing RB (c)(f)	5.00%	07/01/37	3,075	3,103,936
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	3,000	3,268,110
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	5,035	5,470,729
California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	2,410	2,758,920
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,360	2,567,940
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,135	4,685,617
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	2,250	2,560,005
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/38	1,800	1,989,396
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/43	1,200	1,312,992
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/43	2,000	2,191,000
California Infrastructure & Economic Development Bank;
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (d)(g)	5.00%	07/01/29	4,500	5,851,575
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (b)(d)(g)	5.00%	07/01/36	10,000	13,003,500
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(e)	0.00%	08/01/29	1,360	684,189
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/43	2,120	448,613
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/44	1,090	217,749
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/45	6,270	1,185,782
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/48	4,610	743,086
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	4,440	5,122,872
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	5,000	5,438,450
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	4,155	1,766,166
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	3,165	1,273,912
Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/29	1,605	788,504
Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds (d)(g)	5.00%	08/01/14	2,000	2,110,600
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	2,000	2,030,300
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS-NATL) (a)(c)	6.00%	05/15/18	9,000	10,982,790
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,179,240
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (b)	5.00%	07/01/43	6,240	6,934,512
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (d)(g)	5.00%	09/01/14	6,000	6,357,120
Los Angeles Unified School District (Election of 2004); Series 2006 F, Unlimited Tax GO Bonds (INS-FGIC) (a)	5.00%	07/01/30	1,000	1,098,390
Menifee Union School District (Election of 2008);
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/34	1,665	575,191
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/35	300	98,139
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(e)	0.00%	08/01/29	3,350	1,612,321
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	2,400	1,276,752
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/34	3,825	1,321,384
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/35	4,120	1,347,776
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/36	300	90,003
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/37	1,785	510,796
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	7,840	4,208,042
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	8,475	3,732,729
Regents of the University of California;
Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/31	8,825	9,153,467
Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/35	7,175	7,411,560

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2006, RB (INS-NATL) (a)	5.00%	12/01/28	$2,000	$2,203,920
Series 2006, RB (INS-NATL) (a)	5.00%	12/01/36	3,000	3,280,440
San Diego (County of) Water Authority; Series 2004 A, COP (INS-AGM) (a)(b)	5.00%	05/01/29	10,000	10,637,600
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	2,000	2,139,720
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	09/01/30	1,600	767,408
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/30	1,525	1,713,505
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(d)	3.50%	05/31/13	3,000	3,000,000
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (e)	0.00%	04/01/14	450	447,093
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/33	11,350	4,229,691
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/22	525	392,621
				222,116,944

Colorado–1.20%

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,000	3,419,250
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	4,000	4,190,880
Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	1,500	1,554,435
				9,164,565

Connecticut–0.52%

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/24	275	317,336
Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/27	1,225	1,377,158
Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/25	2,000	2,283,400
				3,977,894

District of Columbia–4.37%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,000	1,035,390
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	2,520	2,894,522
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/29	625	714,825
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	7,000	7,177,660
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	3,260	3,620,589
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	3,260	3,636,921
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	6,520	7,250,566
Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/27	5,100	6,129,690
Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. Airport System RB (INS-AGM) (a)(c)	5.00%	10/01/20	1,000	1,059,410
				33,519,573

Florida–11.88%

Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (a)	5.00%	04/01/31	3,000	3,136,320
Cape Coral (City of);
Series 2011, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/41	4,130	4,470,973
Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/31	1,500	1,657,350
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	6,000	6,274,080
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	4,890	5,761,838
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	3,580	3,783,666

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Jacksonville (City of);
Series 2003 C, Ref. Excise Taxes RB (c)(d)(g)	5.25%	10/01/13	$1,500	$1,522,335
Series 2003 C, Ref. Excise Taxes RB (c)(d)(g)	5.25%	10/01/13	1,700	1,725,313
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.13%	11/15/32	4,000	4,250,720
Series 2012, RB	5.50%	11/15/32	1,100	1,212,805
Miami Beach (City of); Series 2000, Water & Sewer RB (INS-AMBAC) (a)	5.75%	09/01/25	865	868,832
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	2,000	2,341,540
Miami-Dade (County of) (Miami International Airport);
Series 2003 B, Ref. Aviation RB (INS-NATL) (a)(c)	5.25%	10/01/18	2,155	2,189,696
Series 2003 B, Ref. Aviation RB (INS-NATL) (a)(c)	5.25%	10/01/19	2,270	2,306,297
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,900	2,077,422
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	3,415	3,701,484
Miami-Dade (County of) School Board; Series 2003 D, COP (d)(g)	5.00%	08/01/13	3,000	3,023,790
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(h)	5.00%	10/01/30	1,000	1,055,150
Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	4,500	4,946,805
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/31	2,000	2,245,720
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/32	1,615	1,800,063
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/37	1,300	1,434,082
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,000	1,101,350
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,575	1,707,442
Orange (County of); Series 2012 B, Ref. Sales Tax RB (b)	5.00%	01/01/31	7,500	8,497,050
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	2,078,152
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	3,050	3,732,895
Series 2011, Ref. RB (b)	5.00%	10/01/31	2,790	3,125,414
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	3,000	3,340,650
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	5,335	5,647,204
				91,016,438

Georgia–2.99%

Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS-NATL) (a)	5.00%	11/01/29	2,000	2,006,720
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/33	5,000	5,193,400
Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	5,390	5,866,530
Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (a)	5.25%	10/01/39	2,000	2,107,740
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	510	554,549
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	3,100	3,455,818
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/32	1,220	1,309,694
Series 2012 A, RB	5.25%	10/01/27	2,170	2,432,331
				22,926,782

Hawaii–1.92%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2003 B, Ref. Special Purpose RB (INS-SGI) (a)(c)	5.00%	12/01/22	3,000	3,005,070
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/29	10,000	11,705,900
				14,710,970

Idaho–1.57%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (a)	5.00%	07/01/35	5,000	5,390,300

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–(continued)

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	$2,500	$2,881,675
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	3,310	3,786,772
				12,058,747

Illinois–16.27%

Chicago (City of) (O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(c)	5.75%	01/01/23	2,000	2,057,900
Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/25	8,000	8,730,640
Chicago (City of) Board of Education; Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	2,680	2,819,708
Chicago (City of) Park District (Harbor Facilities Revenues Alternate Revenue Source); Series 2003 C, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	01/01/24	1,500	1,505,685
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	775	854,965
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	3,105	3,400,348
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	7,490	8,385,130
Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.56%	01/01/21	2,000	2,207,240
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.58%	01/01/22	2,000	2,208,260
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)(i)	5.00%	01/01/37	14,880	15,530,702
Series 2008, Ref. Second Lien Water RB (INS-AGM) (a)	5.00%	11/01/27	940	1,066,703
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	3,125	3,389,031
Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/32	2,460	2,750,870
Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/37	2,460	2,730,698
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/24	210	239,881
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	1,845	2,065,699
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/28	305	338,086
DuPage County Community Unit School District No. 200 (Wheaton-Warrenville); Series 2003 C, Unlimited Tax GO Bonds (d)(g)	5.25%	10/01/13	485	492,842
Illinois (State of) (Illinois Fund for Infrastructure, Roads, Schools & Transit); Series 2001, Unlimited Tax GO Bonds (INS-NATL) (a)(b)	5.38%	04/01/15	10,000	10,811,300
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/27	2,000	2,123,320
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 B, RB	5.38%	08/15/24	2,100	2,467,521
Series 2009 B, RB	5.75%	08/15/30	2,000	2,319,640
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	3,000	3,042,600
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	2,000	2,240,760
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/52	3,720	4,170,306
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (a)(h)	5.30%	06/15/18	3,000	3,484,320
Series 2012 B, RB (b)	5.00%	12/15/28	8,625	9,824,220
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/38	12,300	13,543,407
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,090	4,893,358
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (a)	5.75%	06/01/21	4,000	4,988,320
				124,683,460

Indiana–1.69%

Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (c)	5.00%	07/01/40	1,870	1,949,681
Series 2013, Private Activity RB (c)	5.00%	07/01/44	750	778,867
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (b)	5.00%	02/01/30	9,000	10,229,130
				12,957,678

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–2.69%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (b)(i)	5.00%	06/01/25	$5,140	$6,052,813
Series 2009 A, Special Obligation RB (b)(i)	5.00%	06/01/26	3,850	4,455,644
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,700	1,617,499
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	980	982,940
Iowa (State of);
Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/19	3,600	4,394,772
Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/20	2,500	3,088,700
				20,592,368

Kansas–0.67%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,510	1,738,161
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	3,000	3,397,080
				5,135,241

Kentucky–1.07%

Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	4,000	4,565,680
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/31	3,140	3,621,174
				8,186,854

Louisiana–1.36%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.—Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	4,500	5,038,830
Lafayette (City of); Series 2004, Utilities RB (d)(g)	5.25%	11/01/14	4,000	4,278,400
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	1,000	1,118,120
				10,435,350

Maine–0.39%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/33	2,750	2,956,168

Maryland–0.19%

Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Memorial Hospital); Series 2012 A, RB	4.00%	07/01/38	1,500	1,439,085

Massachusetts–3.56%

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/36	15,820	18,759,198
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)	5.50%	07/01/36	5,120	6,000,947
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (a)	5.25%	08/01/31	2,000	2,484,380
				27,244,525

Michigan–1.32%

Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (a)	5.00%	07/01/26	1,475	1,526,005
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2012, RB	5.00%	11/15/36	2,500	2,722,900
Wayne State University Board of Governors;
Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/25	760	868,323
Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	2,835	3,160,033
Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (a)	5.00%	11/15/23	1,575	1,811,518
				10,088,779

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–0.67%

Minneapolis (City of) (Fairview Health Services);
Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/30	$1,000	$1,027,040
Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/34	4,000	4,095,880
				5,122,920

Missouri–1.38%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	825	973,047
Series 2011 A, Ref. RB	5.50%	09/01/25	1,445	1,689,754
Series 2011 A, Ref. RB	5.50%	09/01/27	980	1,124,001
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point);
Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/25	2,000	2,067,680
Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/26	2,500	2,577,125
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	2,000	2,114,400
				10,546,007

Montana–0.30%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	2,000	2,282,360

Nebraska–0.50%

Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,711,475
University of Nebraska (Lincoln Student Fees); Series 2012, Ref. RB	5.00%	07/01/38	1,000	1,120,370
				3,831,845

Nevada–2.84%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	2,000	2,206,000
Clark (County of); Series 1992 B, Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	4,000	4,816,880
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	13,000	14,750,840
				21,773,720

New Jersey–2.87%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,975	2,196,615
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	3,390	4,238,754
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS-AGC) (a)	5.00%	07/01/26	510	571,042
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 C, Transportation System RB (d)(g)	5.25%	06/15/15	4,000	4,394,040
Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(e)	0.00%	12/15/26	14,305	8,318,500
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	2,100	2,281,062
				22,000,013

New Mexico–0.20%

Albuquerque (City of); Series 2004 A, Ref. Gross Receipts & Lodgers’ Tax RB (INS-AGM) (a)	5.00%	07/01/37	1,500	1,555,530

New York–8.65%

Long Island Power Authority;
Series 2003 C, General RB (d)(g)	5.00%	09/01/13	2,525	2,555,199
Series 2003 C, General RB (INS-AGM) (a)	5.00%	09/01/28	475	479,337
Series 2004 A, Electrical System General RB (INS-AMBAC) (a)	5.00%	09/01/34	1,000	1,040,850
Series 2011 A, Electric System General RB (INS-AGM) (a)	5.00%	05/01/36	4,955	5,384,549

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Metropolitan Transportation Authority, Series A, Dedicated Tax RB (b)	5.00%	11/15/27	$10,000	$11,687,400
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	3,000	3,289,920
New York (City of) Municipal Water Finance Authority; Series 2005 C, Water & Sewer System RB (INS-NATL) (a)	5.00%	06/15/27	1,000	1,079,310
New York (City of) Transitional Finance Authority;
Subseries 2012 E-1, Future Tax Sec. RB (b)	5.00%	02/01/42	8,310	9,211,552
Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	1,000	1,111,990
New York (City of); Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	735	840,693
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	2,900	3,669,950
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	2,455	3,119,004
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	2,000	2,103,940
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,040	1,306,978
New York (State of) Dormitory Authority;
Series 2004 A, Hospital Insured Mortgage RB (INS-AGM) (a)	5.25%	08/15/19	1,100	1,160,863
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	500	558,335
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1996, Gas Facilities RB (INS-NATL) (a)	5.50%	01/01/21	5,000	5,019,550
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,725	2,030,704
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	4,545	5,187,118
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (b)	5.00%	09/15/40	4,900	5,465,460
				66,302,702

North Carolina–1.03%

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (b)	5.00%	06/01/42	4,890	5,426,189
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/36	2,250	2,453,287
				7,879,476

Ohio–3.14%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	3,300	3,569,775
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(b)	5.25%	02/15/33	2,500	2,803,175
Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(e)	0.00%	11/15/26	3,545	2,076,767
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(e)	0.00%	11/15/28	3,845	2,030,237
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(e)	0.00%	11/15/38	2,800	844,424
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	2,000	1,967,020
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,333,720
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	2,500	2,461,225
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,000	2,243,520
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.);
Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	1,980	2,204,770
Series 2010, Ref. RB (d)	2.20%	06/01/16	500	503,480
				24,038,113

Oregon–0.40%

Oregon (State of) Department of Administrative Services;
Series 2005 B, COP (d)(g)	5.00%	11/01/15	1,120	1,241,430
Series 2005 B, COP (d)(g)	5.00%	11/01/15	1,685	1,867,688
				3,109,118

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–3.34%

Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(c)	5.00%	11/01/37	$3,500	$3,658,655
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (d)	3.70%	05/01/15	4,000	4,206,840
Pennsylvania (State of) Turnpike Commission; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	5,000	5,253,300
Philadelphia (City of);
Series 1998, Ref. Water & Wastewater RB (INS-AMBAC) (a)	5.25%	12/15/14	5,000	5,206,800
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	1,750	2,021,932
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	4,500	5,236,515
				25,584,042

Puerto Rico–1.52%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	2,280	2,172,954
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/42	4,895	4,688,725
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	4,600	4,799,042
				11,660,721

Rhode Island–1.40%

Rhode Island Depositors Economic Protection Corp.; Series 1993 B, Ref. Special Obligation RB (INS-NATL) (a)	6.00%	08/01/17	10,000	10,710,900

South Carolina–2.27%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	7,410	8,628,649
South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Insured Mortgage Hospital Facilities RB (d)(g)	5.25%	08/15/14	2,500	2,644,975
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (INS-NATL) (a)	5.00%	01/01/36	5,000	5,386,900
South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC) (a)	5.00%	01/01/21	755	757,884
				17,418,408

Tennessee–0.51%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/42	1,000	1,067,190
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (a)	5.25%	11/01/30	2,475	2,826,104
				3,893,294

Texas–14.28%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (b)	5.00%	08/15/34	4,895	5,598,799
Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital Corp.);
Series 1998, RB (INS-AGM) (a)	5.50%	01/01/16	3,020	3,315,658
Series 1998, RB (INS-AGM) (a)	5.50%	01/01/17	5,075	5,702,118
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	500	560,140
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	2,000	2,219,620
Central Texas Regional Mobility Authority; Series 2013 A, Ref. Sr. Lien RB	5.00%	01/01/43	1,500	1,604,820
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 C, Ref. & Improvement Joint RB	5.00%	11/01/45	1,000	1,072,680
Series 2012 G, Ref. RB	5.00%	11/01/34	1,500	1,627,950
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	2,285	2,593,406
Harris (County of) Metropolitan Transit Authority;
Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/36	3,305	3,708,441
Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/41	3,000	3,299,130
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	2,160	2,485,534
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	1,840	2,036,494

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(e)	0.00%	09/01/26	$3,975	$2,345,369
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(e)	0.00%	09/01/27	5,015	2,771,640
Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	12,130	12,680,581
Houston Community College System;
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	4.50%	04/15/27	225	235,915
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	1,910	2,208,762
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/26	1,330	1,490,611
Houston Higher Education Finance Corp. (Cosmos Foundation); Series 2012 A, RB	5.00%	02/15/42	2,000	2,114,040
Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/26	285	328,434
Lower Colorado River Authority;
Series 2001, Ref. RB (INS-AGM) (a)	5.00%	05/15/26	965	967,943
Series 2002, Ref. & Improvement RB (INS-NATL) (a)	5.00%	05/15/31	7,985	8,010,073
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/28	16,400	9,211,224
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/29	2,725	1,451,062
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/31	3,550	1,701,976
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	2,265	2,466,472
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	2,475	2,679,014
Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,750	5,069,152
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-BHAC) (a)(e)	0.00%	08/15/27	7,000	4,086,460
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/22	2,000	2,262,300
Series 2012, Gas Supply RB	5.00%	12/15/30	1,125	1,196,528
Series 2012, Gas Supply RB	5.00%	12/15/31	1,125	1,193,805
Series 2012, Gas Supply RB	5.00%	12/15/32	1,200	1,270,488
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	2,500	2,794,450
Victoria Independent School District;
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	1,920	2,212,608
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	815	939,206
Waco Educational Finance Corp. (Baylor University); Series 2012, RB	5.00%	03/01/43	1,750	1,909,740
				109,422,643

Utah–1.86%

Utah (State of) Transit Authority;
Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	10,325	11,484,498
Series 2012, Ref. Sales Tax RB	5.00%	06/15/42	2,500	2,742,700
				14,227,198

Virginia–1.90%

Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL) (a)	5.25%	07/15/22	3,000	3,477,720
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	2,500	2,700,000
Roanoke (City of) Industrial Development Authority (Carilion Health System);
Series 2005, Hospital RB (d)(g)	5.00%	07/01/20	35	42,992
Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	2,365	2,523,833
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	1,125	1,182,263
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	1,740	1,865,819
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (c)	5.00%	01/01/40	2,700	2,787,372
				14,579,999

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–5.87%

Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	$10,000	$10,883,600
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	950	994,261
Seattle (City of); Series 2003, Ref. Water System RB (d)(g)	5.00%	09/01/13	2,870	2,904,296
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/32	2,500	2,834,775
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds (d)(g)	5.13%	06/01/15	2,500	2,735,425
Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(e)	0.00%	12/01/29	5,100	3,032,766
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	8,995	10,517,764
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	9,460	11,053,726
				44,956,613

West Virginia–0.96%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/20	4,000	4,337,160
West Virginia (State of) Water Development Authority (Loan Program II); Series 2003 B, Ref. RB (INS-AMBAC) (a)	5.25%	11/01/23	2,900	2,986,420
				7,323,580

Wisconsin–1.51%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	5,000	5,306,850
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.50%	04/01/32	1,155	1,189,927
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	4,235	5,049,729
				11,546,506
TOTAL INVESTMENTS(j)–145.33% (Cost $1,028,346,657)				1,113,431,189
FLOATING RATE NOTE OBLIGATIONS–(26.91)%
Notes with interest rates ranging from 0.11% to 0.62% at 05/31/2013 and contractual maturities of collateral ranging from 04/01/15 to 10/01/52 (See Note 1D)(k)				(206,190,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(18.68)%				(143,100,000)
OTHER ASSETS LESS LIABILITIES–0.26%				2,017,724
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$766,158,913

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration

FTA	— Federal Transit Administration
GO	— General Obligation
INS	— Insurer
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security subject to the alternative minimum tax.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Zero coupon bond issued at a discount.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $4,544,550, which represented less than 1% of the Trust’s Net Assets.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $15,965,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	20.0%
National Public Finance Guarantee Corp.	16.1
Assured Guaranty Corp.	7.0

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Trust’s investments with a value of $358,908,347 are held by Dealer Trusts and serve as collateral for the $206,190,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed

Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued) rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (g) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (d) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Value Municipal Income Trust

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2013 was $55,014,477 and $32,868,385, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$86,714,918
Aggregate unrealized (depreciation) of investment securities	(2,785,059)
Net unrealized appreciation of investment securities	$83,929,859
Cost of investments for tax purposes is $1,029,501,330.

Invesco Value Municipal Income Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.